FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

A)	Financial risks management

Financial risk factors:

The activities of the Company are exposed to a variety of financial risks, including: market risks (including currency risk and cash flow risk due to interest rate), credit risk and liquidity risk. Risk management is conducted by the Company’s finance department, which is responsible for identifying, assessing, and mitigating financial risks. The board of directors provides principles for comprehensive risk management.

1)	Market risk

Foreign exchange risk:

The Company operates on an international scale and is exposed to foreign exchange risk due to its exposure to various currencies, primarily the U.S. Dollar and the Euro (EUR). Foreign exchange risk arises from cash and cash equivalents, short-term deposits, contracts with customers, assets or liabilities denominated in foreign currencies.

If the NIS would strengthen by 10% against the U.S. dollar, while all other variables remained the same, the net loss for the year ended would have been approximately NIS 2,805 thousand (approximately $879 thousand) higher, approximately NIS 5,191 thousand higher and approximately NIS 8,980 thousand higher for the year ended December 31, 2025, 2024 and 2023, respectively.

Cash flow interest rate risk:

The Company has received grants from the Israel Innovation Authority (the “IIA”) for participation in research and development activities.

Under the terms of the grant, royalties are payable to the Innovation Authority based on revenues from the sale of products developed with its support. These payments are linked to the U.S. Dollar and bear an annual interest rate based on LIBOR. As of January 1, 2024, the IIA announced a transition to a variable interest rate based on SOFR - This change did not have a material impact the Company’s financial statements.

2)	Liquidity risk

As the Company has not yet generated cash flows from operating activities, its funding sources primarily rely on the issuance of equity instruments to its shareholders.

The following tables detail the Company’s remaining contractual maturities of its financial liabilities. These tables are prepared based on the undiscounted cash flows of financial liabilities, considering the earliest possible repayment date at which the Company may be required to settle its obligations. The tables include cash flows related to both principal and interest payments.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (cont.)

	1 year	2-3 years	More than 3 years	Total
	NIS in thousands
December 31, 2025:
Trade payables	1,980	-	-	1,980
Other payables and accruals	4,407	-	-	4,407
Liability of royalties to IIA	1,789	4,969	8,868	15,626
Lease liabilities	1,127	606	-	1,733
	9,303	5,575	8,868	23,746

	1 year	2-3 years	More than 3 years	Total
	NIS in thousands
December 31, 2024:
Trade payables	2,359	-	-	2,359
Other payables and accruals	3,780	-	-	3,780
Liability of royalties to IIA	532	3,054	7,859	11,445
Lease liabilities	1,165	1,239	-	2,404
	7,836	4,293	7,859	19,988

Convenience translation into U.S. dollars (see note 2c(3))

	1 year	2-3 years	More than 3 years	Total
	in thousands
December 31, 2025:
Trade payables	621	-	-	621
Other payables and accruals	1,382	-	-	1,382
Liability of royalties to IIA	561	1,557	2,780	4,898
Lease liabilities	353	190	-	543
	2,917	1,747	2,780	7,444

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (cont.)

B)	Financial instruments

1)	Accounting policy information – Financial assets measured at amortized cost:

A)	Classification

Financial assets measured at amortized cost are financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and contractual terms that give rise on specific dates to cash flows that solely represent payments of principal and interest on the outstanding principal amount. The Company’s financial assets measured at amortized cost are included in the following categories: cash and cash equivalents, short-term deposits, trade receivable, other receivables and restricted deposits.

The balance of short-term deposits includes deposits with banking institutions for short durations, where the original term exceeds three months from the investment date and does not meet the definition of cash equivalents. These deposits are presented in accordance with their deposit terms. The balance of trade receivables refers to amounts due from the Company’s customers for goods sold in the ordinary course of business. When the collection of these amounts is expected to occur within one year or less, they are classified as current assets; otherwise, they are classified as non-current assets.

B)	Recognition and measurement

Financial assets measured at amortized cost are initially recognized at fair value plus transaction costs, except for trade receivables, which are initially recognized at their transaction price, as defined in IFRS 15, and measured Subsequently at amortized cost using the effective interest rate method, net of an allowance for expected credit losses. Purchases and sales in the ordinary course of business of financial assets are accounted for at settlement date, which is the date the asset is delivered to or by the Company.

Financial assets are derecognized when the rights to receive cash flows from them expire or are transferred, and the Company has substantially transferred all risks and rewards of ownership associated with these assets.

2)	Accounting policy information – Financial liabilities measured at amortized cost:

A)	Classification:

The Company’s financial liabilities, excluding lease liabilities, are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method. The Company’s financial liabilities measured at amortized cost are included under the following items: trade payables and other payables and accruals. Trade payables include the Company’s obligations to pay for goods or services purchased from suppliers in the ordinary course of business. These payables are classified as current liabilities when payment is due within one year; otherwise, they are classified as non-current liabilities. The carrying amounts of other payables and accruals and credit balances provide a reasonable approximation of their fair value, since the impact of discounting is immaterial. For the accounting policy regarding lease liabilities, see note 8(a).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (cont.)

All financial instruments of the Company, as of December 31, 2025 and 2024 are accounted for under the amortized cost basis.

The carrying amounts of the Company’s financial assets and financial liabilities provide a reasonable approximation of their fair value, as the impact of discounting is immaterial.

3)	Fair value of financial instruments:

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company had no financial assets and liabilities measured at fair value as of and during the periods ended December 31, 2025 and 2024, respectively. On June 8, 2022, the Company recognized a derivative financial instrument measured at fair value through comprehensive loss, representing a contingent forward contract in accordance with the Second Investment Agreement signed with GE Healthcare Global Holdings Inc. (see note 12a(2)). The contract was conditional upon obtaining FDA approval for the Pulsenmore ES product. As of December 31, 2023, the Company did not meet the condition precedent required for the Investor’s Second Investment. Consequently, the derivative financial instrument was derecognized.

The following table presents the changes in the financial instruments measured within level 3:

				Convenience translation into U.S. dollars
	2023	2024	2025	2025
	NIS in thousands			in thousands

Balance as of January 1	15,595	-	-	-
Recognition of derivative financial instrument	-	-	-	-
Losses (profits) recognized in comprehensive loss	(15,595)	-	-	-
Balance as of December 31	-	-	-	-

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (cont.)

4)	Concentration of credit risks:

As of December 31, 2025, the outstanding balance of the main customer Clalit Health Services amounts to NIS 4,114 thousand (approximately $1,289 thousand). This customer does not have a credit rating from the S&P rating agency. As of the financial statement approval date, the customer’s balance has been settled. The Company did not recognize any credit losses related to this client.